Consolidation of subsidiaries	12 Months Ended
Dec. 31, 2022
Consolidation of subsidiaries [Abstract]
Consolidation of subsidiaries	Consolidation of subsidiaries

As of December 31, 2022
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

PagSeguro Brazil	28,149,503	18,821,951	9,327,552	1,065,582	99.99	Direct
BS Holding	771,011	5,198	765,813	27,156	99.99	Direct
Pagseg Participações	781,745	871	780,874	76,549	99.99	Direct
PagSeguro Holding	3,269	1,365	1,904	(1,681)	99.99	Direct
Pagbank Participações	165,263	9,775	155,490	(15,178)	99.99	Indirect
Paginvest	2,016	4	2,012	12	99.99	Indirect
Net+Phone	467,890	125,476	342,414	70,491	99.99	Indirect
PagSeguro Tecnologia	363,377	134,468	228,909	15,880	99.99	Indirect
BCPS	1,916	(41)	1,957	486	99.99	Indirect
Biva Sec	1,840,046	1,825,459	14,586	7,491	99.99	Indirect
Biva Serviços	68,164	26,240	41,924	4,676	99.99	Indirect
Biva Corban	1,248	(16,181)	17,428	1,674	99.99	Indirect
FIDC	5,122,004	792,391	4,329,613	2,211,249	100.00	Indirect
TILIX	46,888	34,357	12,531	132	99.99	Indirect
BancoSeguro	22,238,338	21,509,017	729,321	16,676	100.00	Indirect
Yamí	34,795	33,331	1,465	(1,261)	99.99	Indirect
Registra Seguro	5,000	23	4,977	(23)	99.99	Indirect
CDS	10,192	479	9,713	239	99.99	Indirect
Zygo	70,940	10,448	60,492	(11,242)	99.99	Indirect
Moip	686,496	555,713	130,783	(60,439)	100.00	Indirect
Concil	11,315	2,823	8,492	(6,317)	100.00	Indirect
PagSeguro Chile	1,092	684	408	(626)	100.00	Indirect
PagSeguro Colombia	968	751	217	(764)	100.00	Indirect
PSGP México	1,118	973	145	(867)	100.00	Indirect
PagSeguro Peru	906	772	134	789	100.00	Indirect

	As of December 31, 2021
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

PagSeguro Brazil	23,863,783	15,250,100	8,613,683	1,136,230	99.99	Direct
BS Holding	545,693	7,019	538,674	84,032	99.99	Direct
Pagseg Participações	648,175	5,870	642,305	(51,550)	99.99	Direct
PagSeguro Holding	36	—	36	—	99.99	Direct
Pagbank Participações	180,053	9,385	170,668	(3,621)	99.99	Indirect
Net+Phone	375,347	103,424	271,923	(35,806)	99.99	Indirect
PagSeguro Tecnologia	456,934	243,905	213,029	14,271	99.99	Indirect
BCPS	2,022	(52)	2,074	258	99.99	Indirect
Biva Sec	1,446,640	1,439,545	7,095	6,728	99.99	Indirect
Biva Serviços	42,901	5,653	37,248	5,965	99.99	Indirect
Biva Corban	21,200	5,446	15,754	12,912	99.99	Indirect
FIDC	4,770,455	816,980	3,953,475	2,294,655	100.00	Indirect
TILIX	13,972	1,573	12,399	5,017	99.99	Indirect
BancoSeguro	10,320,430	9,807,767	512,663	73,489	100.00	Indirect
Yamí	2,087	861	1,226	267	99.99	Indirect
Registra Seguro	5,000	9	4,991	(9)	99.99	Indirect
CDS	10,057	5,583	4,474	(3,157)	99.99	Indirect
Zygo	2,013	4,278	(2,265)	(9,597)	99.99	Indirect
Moip	787,659	596,429	191,230	10,070	100.00	Indirect
Concil	2,390	3,080	(690)	(2,832)	100.00	Indirect
PagSeguro Chile (i)	7	—	7	—	100.00	Indirect
PagSeguro Colombia (i)	28	—	28	—	100.00	Indirect
PSGP México (i)	1	—	1	—	100.00	Indirect
PagSeguro Peru (i)	13	—	13	—	100.00	Indirect

(i)    Entities with very limited or no operation.

Subsidiaries are engaged in providing financial technology solutions and services and the corresponding related activities. PagSeguro Brazil has investments in the following companies:
•Biva Sec: The company’s main objective is to acquire and securitize credit solutions of PagSeguro Group, such as, loans and credit card operation.
•FIDC: FIDC is a Brazilian investment fund that was formed on October 4, 2017 to finance the growth of PagSeguro Brazil's early payment of receivables feature by acquiring payables to third parties held by PagSeguro Brazil, as assignor. PagSeguro Brazil consolidates the financial statements of FIDC, since the risks of default and the responsibility for the payment of expenses and administration fees related to the FIDC are linked to subordinated quotas held by the PagSeguro Brazil.
On March 29, 2018, third party investors contributed capital in the amount of R$20 million in FIDC, acquiring only senior and mezzanine quotas of the FIDC. On November 3, 2020 and November 1, 2021, the third party investors redeemed all of their capital related to the senior quotas and mezzanine quotas. On December 27, 2021 PagSeguro Brazil transferred 15% of their subordinated quotas to PagSeguro Digital. In October 2022, 100,000 new senior shares of the FIDC were issued with a nominal value of R$1,000 each, totaling R$100 million with third party investors and registered as other liabilities in PagSeguro Group. As of December 31, 2022, 100% of subordinated quotas are owned by the PagSeguro Group.
•RegistraSeguro: On October 2, 2019, PagSeguro Brazil constitutedRegistraSeguro by investing R$5,000 in share capital. The company provides financial services and software developments related to financial market.
•MOIP: On October 31, 2020, PagSeguro Brazil acquired 100% of the share capital of MOIP. The company provides an online payment platform and end-to-end payment processing for e-commerce and marketplaces.
•Concil: On August 12, 2021, PagSeguro Brazil acquired 100% of the share capital of Concil. The company's corporate purpose is to provide professional data processing services, application service providers, internet hosting services, technical support, maintenance and other services in information technology, licensing, and assignment of the right to use computing (Note 10).
•PagSeg: On July 15, 2020, PagSeguro Group constituted the company, a holding company incorporated under PagSeguro Digital, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings. PagSeg subsidiaries are:
◦Net+Phone: The Company was mainly engaged in acquisition and selling POS devices and similar items and has focus on exploring and providing services of telecommunications in general, as well as the practice of any activities necessary or useful for the execution of these services;
◦BCPS: BCPS’s main activity is to serve as Boa Compra’s hub in Portugal and to handle part of its account management.
◦PagSeguro Tecnologia: Allows its clients to operate in cross-border transactions where the merchant and consumer are located in different countries across Latin America, Spain, Portugal and Turkey.
◦CDS: On August 31, 2020, PagSeguro Brazil acquired 100% of the issued shares of CDS. Management expects that this acquisition will allow PagSeguro to expand product and services offering.
◦R2TECH Informatica Ltda. (“R2TECH”): R2TECH's main activity was in the information technology industry, focused on the processing of back-office solutions, including sales reconciliation, gateway solutions and services and the capture of credit cards with acquirers and sub acquirers. On December 1, 2021, Boa Compra incorporated R2TECH.
◦Biva Serviços: whose main objective is the intermediation among investors, financial institutions and credit borrowers via an electronic platform.
◦Biva Corban: whose main objective is to structure peer-to-peer financing for small and medium enterprises following the crowdfunding model.
◦BIVACO Holdings Ltda ("BIVACO”): BIVACO previous main objective was the intermediation among investors, financial institutions and credit borrowers via an electronic platform. On December 1, 2021, Biva Serviços reversely incorporated BIVACO.
•PagBank: On October 22, 2020, PagSeguro Group constituted the company, a holding company incorporated under PagSeg, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings. Pagbank subsidiaries are:
◦TILIX: On December 5, 2018, PagSeguro Brazil acquired 100% of the share capital and obtained the control of TILIX. The company provides software development for managing payment solutions for B2C and B2B.
◦YAMÍ: On August 9, 2019, PagSeguro Brazil acquired 100% of the share capital and obtained the control of YAMÍ. The Company provides a back-office platform for e-commerce and marketplace.
◦Zygo: On July 23, 2020, PagSeguro Brazil acquired 100% of the issued shares of Zygo. Management expects that this acquisition will allow PagSeguro to expand product and services offering (note 11). ZYGO is a multisided customer engagement and loyalty platform that enables micro, small and medium sized merchants to acquire, engage and grow their customer base by offering customized marketing and loyalty programs and providing consumer insights and analytics.
•BS Holding: is a holding company whose main objective is to acquire participations in other companies, mainly related to banking and financial services, as partner, shareholder or quota holder, as well as the management of these holdings. BS Holding subsidiaries are:
◦BancoSeguro holds a license to provide financial services and its main products are the deposits of PagSeguro Group customers and the service offering of banking solutions for other companies in the Group.
◦PagInvest: On May 13, 2022, BS Holding was constituted by the Company by investing R$2,000 in share capital. The company provides financial services related to financial market.
•PSHC: On March 18, 2021, PagSeguro Group constituted this holding company incorporated under PagSeguro Digital and additionally, in third quarter of 2021, PagSeguro Group established four new subsidiaries under PSHC.
◦PagSeguro Chile, PagSeguro Colombia, PagSeguro Peru and PSGP Mexico. Their main objective is to develop all kinds of operations directly or indirectly related to the creation, implementations, and maintenance of technological platforms for payments and especially about e-commerce or the internet in their countries. They may act, directly or indirectly as a facilitator and/or agent within payment systems and digital and electronic payment ecosystems.